UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
 INVESTMENT COMPANY

Investment Company Act file number:  811-22668

ETF Series Solutions
_______________________________________
 (Exact name of registrant as specified in charter)

615 East Michigan Street
 Milwaukee, WI 53202
_______________________________________
 (Address of principal executive offices) (Zip code)

Paul R. Fearday, President (principal executive officer)
ETF Series Solutions
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 4th Floor
Milwaukee, Wisconsin 53202
_______________________________________
 (Name and address of agent for service)

(414) 765-5346
________________________________________
Registrant’s telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period:  June 30, 2016

Item 1. Schedule of Investments.

AlphaMark Actively Managed Small Cap ETF
Schedule of Investments
June 30, 2016 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS - 99.3%
	Construction - 5.0%
12,965	Dycom Industries, Inc. (a)	$1,163,738
	Educational Services - 5.0%
93,734	K12, Inc. (a)	1,170,738
	Finance and Insurance - 17.2%
44,856	Banc Of California, Inc.	811,894
4,290	Credit Acceptance Corporation (a)	793,993
29,904	Employers Holdings, Inc.	867,814
6,741	MarketAxess Holdings, Inc.	980,142
57,960	Net 1 UEPS Technologies, Inc. (a)	579,020
		4,032,863
	Health Care and Social Assistance - 3.8%
47,981	Foundation Medicine, Inc. (a)	895,325
	Information - 6.6%
30,975	NeuStar, Inc. (a)	728,222
36,900	RealPage, Inc. (a)	823,977
		1,552,199
	Management of Companies and Enterprises - 3.6%
10,500	Cooper-Standard Holdings, Inc. (a)	829,395
	Manufacturing - 42.6%
23,048	Acorda Therapeutics, Inc. (a)	587,839
58,700	CalAmp Corporation (a)	869,347
27,104	Cirrus Logic, Inc. (a)	1,051,364
206,965	Genocea Biosciences, Inc. (a)	848,557
31,742	Greenbrier Companies, Inc.	924,645
39,930	HollySys Automation Technologies, Ltd. (a)	693,584
36,626	II-VI, Inc. (a)	687,104
44,000	MaxLinear, Inc. (a)	791,120
19,866	Mellanox Technologies, Ltd. (a)	952,773
23,320	Natus Medical, Inc. (a)	881,496
12,869	Sturm Ruger & Company, Inc.	823,745
65,912	Wabash National Corporation (a)	837,082
		9,948,656
	Mining, Quarrying, and Oil and Gas Extraction - 4.0%
560,103	Basic Energy Services, Inc. (a)	940,973
	Professional, Scientific, and Technical Services - 7.2%
23,910	AMN Healthcare Services, Inc. (a)	955,683
39,986	MDC Partners, Inc.	731,344
		1,687,027
	Retail Trade - 1.4%
24,420	Global Partners LP	334,798
	Transportation and Warehousing - 2.9%
48,224	Seaspan Corporation	673,207
	TOTAL COMMON STOCKS (Cost $25,957,448)	23,228,919

	SHORT-TERM INVESTMENTS - 0.7%
160,981	Fidelity Investments Money Market Funds - Government Portfolio, Class I, 0.26%*	160,981
	TOTAL SHORT-TERM INVESTMENTS (Cost $160,981)	160,981
	TOTAL INVESTMENTS - 100.0% (Cost $26,118,429)	23,389,900
	Liabilities in Excess of Other Assets - 0.0%^	(10,182)
	NET ASSETS - 100.0%	$23,379,719

Percentages are stated as percent of net assets
(a)	Non-income producing security.
*	Rate shown is the annualized seven-day yield as of June 30, 2016.
^	Represents less than 0.05% of net assets.

The cost basis of investments for federal income tax purposes at June 30, 2016, 2016 was as follows+:

Cost of investments	$26,128,150
Gross unrealized appreciation	1,694,039
Gross unrealized depreciation	(4,432,289)
Net unrealized depreciation	$(2,738,250)

+ Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Summary of Fair Value Disclosure at June 30, 2016 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  Generally accepted accounting principals in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions  about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more  judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2016:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$ 23,228,919	$ -	$ -	$ 23,228,919
Short-Term Investments	160,981	-	-	160,981
Total Investments in Securities	$ 23,389,900	$ -	$ -	$ 23,389,900
^See Schedule of Investments for breakout of investments by industry classification.
Transfers between levels are recognized at the end of the reporting period. During the period ended June 30, 2016, the Fund did not recognize any transfers to or from Levels 1, 2, or 3.

Item 2. Controls and Procedures.

(a)
The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) ETF Series Solutions

By (Signature and Title)    /s/ Paul R. Fearday
Paul R. Fearday, President (principal executive officer)

Date  August 18, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Paul R. Fearday
Paul R. Fearday, President (principal executive officer)

Date  August 18, 2016

By (Signature and Title)* /s/ Kristen M Weitzel
Kristen M Weitzel, Treasurer (principal financial officer)

Date  August 18, 2016

* Print the name and title of each signing officer under his or her signature.